CONCESSION ARRANGEMENTS RIGHTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about service concession arrangements [abstract]
Disclosure of service concession arrangements [text block]

NOTE 16 – CONCESSION ARRANGEMENTS RIGHTS

The following is the balance of the assets in concession agreements registered in the Group as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
Financial assets at fair value (2)	Ps.	2,706,030	Ps.	2,488,414
Financial asset at amortized cost net (1) (2)		4,325,886		2,630,269
Intangible asset		7,521,488		5,514,481
Total assets in concession contracts	Ps	14,553,404	Ps.	10,633,164
(1)	At December 31, 2019 and 2018, the balance of the financial asset at amortized cost includes an impairment expense of Ps. 1,176 and Ps. 966 respectly, see note 16.1.
(2)	See note 12, other accounts receivables.

16.1          Financial Assets in Concession Arrangements

The following table shows the changes in financial assets in concession arrangements registered in Grupo Aval’s subsidiaries for the years ended at December 31, 2019 and 2018:

	Gas and Energy		Infrastructure		Total
Balance at December 31, 2016	Ps.	2,072,674	Ps.	203,241	Ps.	2,275,915
Additions or new concession arrangements		—		698,749		698,749
Collections during the year		—		(162,271)		(162,271)
Adjustment to fair value credited to income		209,937		—		209,937
Accrued interest		—		46,299		46,299
Balance at December 31, 2017	Ps.	2,282,611	Ps.	786,018	Ps.	3,068,629
Impact of the adoption of IFRS 15 (1)		—		463,622		463,622
Impact of the adoption of IFRS 9 (1)		—		(568)		(568)
Balance at January 01, 2018	Ps.	2,282,611	Ps.	1,249,072	Ps.	3,531,683
Additions or new concession arrangements		—		1,361,261		1,361,261
Collections during the year		—		(22,803)		(22,803)
Adjustment to fair value credited to income		205,803		—		205,803
Accrued interest		—		43,137		43,137
Impairment expense		—		(398)		(398)
Balance at December 31, 2018	Ps.	2,488,414	Ps.	2,630,269	Ps.	5,118,683
Additions or new concession arrangements		—		1,495,035		1,495,035
Collections during the year		—		(23,674)		(23,674)
Adjustment to fair value credited to income		217,616		—		217,616
Accrued interest		—		225,432		225,432
Impairment expense		—		(1,176)		(1,176)
Balance at December 31, 2019	Ps.	2,706,030	Ps.	4,325,886	Ps.	7,031,916
(1)	See note 2 (2.4. (B and C)).

16.2          Intangible Assets in Concession Arrangements

The following table shows a roll-forward of the main concession arrangements in Grupo Aval’s subsidiaries under intangible assets during years ended at December 31, 2019, 2018 and 2017.

Cost	Gas and energy		Infrastructure		Total
At December 31, 2016	Ps.	2,369,931	Ps.	1,079,798	Ps.	3,449,729
Additions		193,489		417,420		610,909
Reclassification to PPE		(14,408)		—		(14,408)
Withdrawals		(1,915)		(1,590)		(3,505)
Effect of movements in exchange rates		(1,041)		—		(1,041)
At December 31, 2017	Ps.	2,546,056	Ps.	1,495,628	Ps.	4,041,684
Impact of the adoption of IFRS 15 (3)		—		619,949		619,949
Balance at January 01, 2018	Ps.	2,546,056	Ps.	2,115,577	Ps.	4,661,633
Additions		428,375		1,617,306		2,045,681
Reclassification to PPE		25,840		—		25,840
Withdrawals		(1,250)		(124)		(1,374)
Effect of movements in exchange rates		33,993		—		33,993
At December 31, 2018	Ps.	3,033,014	Ps.	3,732,759	Ps.	6,765,773
Additions		760,982		1,525,013		2,285,995
Reclassification to PPE		407		—		407
Withdrawals (2)		(10,299)		(763,518)		(773,817)
Effect of movements in exchange rates		1,434		—		1,434
At December 31, 2019	Ps.	3,785,538	Ps.	4,494,254	Ps.	8,279,792

Accumulated Amortization	Gas and energy		Infrastructure		Total
At December 31, 2016	Ps.	(251,731)	Ps.	(392,684)	Ps.	(644,415)
Amortization of the year		(119,549)		(164,940)		(284,489)
Reclassification to PPE		841		—		841
Withdrawals		630		—		630
Effect of movements in exchange rates		(84)		—		(84)
At December 31, 2017	Ps.	(369,893)	Ps.	(557,624)	Ps.	(927,517)
Amortization of the year		(129,509)		(170,701)		(300,210)
Reclassification to PPE		(665)		—		(665)
Withdrawals (1)		147		(21,230)		(21,083)
Effect of movements in exchange rates		(1,817)		—		(1,817)
At December 31, 2018	Ps.	(501,737)	Ps.	(749,555)	Ps.	(1,251,292)
Amortization of the year		(140,488)		(108,216)		(248,704)
Reclassification to PPE		7		—		7
Withdrawals (1) (2)		2,964		741,226		744,190
Effect of movements in exchange rates		(473)		—		(473)
At December 31, 2019	Ps.	(639,727)	Ps.	(116,545)	Ps.	(756,272)

Impairment loss	Gas and energy		Infrastructure		Total
At December 31, 2018	Ps.	—	Ps.	—	Ps.	—
Impairment charge		—		(2,032)		(2,032)
At December 31, 2019	Ps.	—	Ps.	(2,032)	Ps.	(2,032)

Total Intangible Assets	Gas and energy		Infrastructure		Total
Balance at December 31, 2016	Ps.	2,118,200	Ps.	687,114	Ps.	2,805,314
Cost		176,125		415,830		591,955
Amortization		(118,162)		(164,940)		(283,102)
Balance at December 31, 2017	Ps.	2,176,163	Ps.	938,004	Ps.	3,114,167
Impact of the adoption of IFRS 15 (3)		—		619,949		619,949
Balance at January 01, 2018	Ps.	2,176,163	Ps.	1,557,953	Ps.	3,734,116
Cost		486,958		1,617,182		2,104,140
Amortization		(131,844)		(191,931)		(323,775)
Balance at December 31, 2018	Ps.	2,531,277	Ps.	2,983,204	Ps.	5,514,481
Cost		752,524		761,495		1,514,019
Amortization (2)		(137,990)		633,010		495,020
Impairment loss		—		(2,032)		(2,032)
Balance at December 31, 2019	Ps.	3,145,811	Ps.	4,375,677	Ps.	7,521,488
(1)

In infrastructure, Proyectos de Infraestructura  PISA S.A. includes of Ps. 21,884 for 2019 and Ps. 21,230 for 2018 that was offset with a liability outstanding with Agencia Nacional de Infraestructura – (ANI), due to the liquidation of the capacity records with the ANI.

(2)	As of December 31, 2019, Concesionaria Vial de los Andes - Coviandes finished its operation and maintenance stage. The infrastructure was returned to the grantor.
(3)	See note 2 (2.4 (B and C)).

The following is a summary of the main concession contracts granted to Grupo Aval’s subsidiaries as of December 31, 2019

					Year of
Concession				Contract	construction	% progress	Concession
Owner	Business and country	Objective	Current stage	date	start	of construction	end date
Gas and Energy
Surtigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, storage, packaging and distribution of gases derived from hydrocarbons.	Operation	03/1984 to 04/1994	1984	100%	2034 to 2045
Transmetano E.S.P. S.A.	Gas and Energy Colombia	Construction, operation and maintenance of gas transportation systems.	Operation	08/1994	1996	100%	2044
Promigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, sale, transportation, distribution, exploitation and exploration of natural gas, oil and hydrocarbons in general.	Operation	05/1976 to 11/1994	1976	100%	2026 to 2044
Promioriente S.A. E.S.P.	Gas and Energy Colombia	Construction, operation and maintenance of gas pipelines.	Operation	09/1995	1995	100%	2045
Gases de Occidente S.A. E.S.P.	Gas and Energy Colombia	Transportation and distribution of liquefied petroleum gas and natural gas.	Operation	08/1998	1998	100%	2047
Compañía Energética de Occidente S.A. E.S.P.	Gas and Energy Colombia	Administrative, operational, technical and commercial management for the provision of electrical energy.	Construction and Operation	01/2010	2010	38.33%	2035
Gases del Pacífico S.A.C.	Gas and Energy Perú	Purchase, sale, production, commercialization of energy in any of its forms.	Construction and Operation	10/2013	2015	62.00%	2034
Gases del Norte del Perú S.A.C.	Gas and Energy Perú	Construction and distribution service of natural gas.	Construction	11/2019	2020	—%	2051
Sociedad Portuaria El Cayao S.A. E.S.P.	Gas and Energy Colombia	Construction, maintenance and administration of ports.	Operation	07/2015	2015	100%	2035
Infrastructure
Proyectos de Infraestructura S.A.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1993	1994	100%	2033
Concesionaria Vial de los Andes S.A.S. - Coviandes	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Reversion	08/1994	1996	100%	2019
Concesiones CCFC S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	06/1995	2001	100%	2024
Concesionaria Panamericana S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1997	2009	100%	2035
Concesionaria Vial del Pacífico S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	09/2014	2018	33.85%	2040
Concesionaria Nueva Vía del Mar S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Preconstruction	01/2015	N/A	3.85%	2044
Concesionaria Vial Andina S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	06/2015	2016	64.81%	2050
Concesionaria Vial Del Oriente S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	07/2015	2018	23.13%	2038